Long-Term Debt (Annual and Quarter) (Detail) - Payments of long-term debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-term debt due	$ 4,444
Long-term debt due	57
Long-term debt due	61
Long-term debt due	394
Long-term debt due	$ 0